UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Intermediate Bond Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$26	0.52%
Key Fund Statistics
Fund net assets	$3,408,853,516
Total number of portfolio holdings	900
Portfolio turnover for the reporting period	92%
Graphical Representation of Fund

Hol
d
ings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings ar
e a
vailable from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating age
ncy are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Foreign Exchange Risk	0.2%
Interest Rate Risk	57.1%
Short
Credit Risk	3.1%
Foreign Exchange Risk	0.1%
Interest Rate Risk	24.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, hold in
gs, federal tax information and proxy voting information, visit the Fund’s website inclu de
d at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$38	0.77%
Key Fund Statistics
Fund net assets	$3,408,853,516
Total number of portfolio holdings	900
Portfolio turnover for the reporting period	92%
Graphical Represent
ati
on of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Foreign Exchange Risk	0.2%
Interest Rate Risk	57.1%
Short
Credit Risk	3.1%
Foreign Exchange Risk	0.1%
Interest Rate Risk	24.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospe ct
us, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund
Class 3
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$32	0.64%
Key Fund Statistics
Fund net assets	$3,408,853,516
Total number of portfolio holdings	900
Portfolio turnover for the reporting period	92%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivative
s are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Foreign Exchange Risk	0.2%
Interest Rate Risk	57.1%
Short
Credit Risk	3.1%
Foreign Exchange Risk	0.1%
Interest Rate Risk	24.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial info rma
tion, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Intermediate Bond Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	98,674	90,724
Total Asset-Backed Securities — Agency (Cost $99,964)			90,724

Asset-Backed Securities - Non-Agency 19.6%

ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	4,086,000	4,081,367
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	4,105,232	4,118,594
Affirm Asset Securitization Trust(a)
Series 2023-A Class A
01/18/2028	6.610%	10,000,000	10,040,433
Series 2023-B Class 1A
09/15/2028	6.820%	16,600,000	16,792,819
Series 2023-B Class A
09/15/2028	6.820%	11,700,000	11,835,902
Apidos CLO XII(a),(b),(c)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	7.100%	10,000,000	10,000,000
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	6.410%	11,105,617	11,105,617
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month Term SOFR + 3.512% Floor 3.250% 10/23/2034	8.838%	5,000,000	5,006,710
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.986%	12,000,000	12,013,980
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	16,300,000	16,263,726
Carvana Auto Receivables Trust(a)
Series 2023-N3 Class A
09/10/2027	6.410%	3,957,680	3,969,090
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.191%	21,000,000	21,009,219
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	14,490,000	14,475,084
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	195,146	195,299
Dell Equipment Finance Trust(a)
Series 2024-1 Class A2
03/22/2030	5.580%	6,940,000	6,948,382
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.934%	14,617,500	14,630,992
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	6.560%	9,046,701	9,053,369
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	3,600,714	3,602,393
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	12,000,000	12,001,853
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	4,100,000	4,099,936
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	690,653	689,692
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	9,070,000	9,072,708
GLS Auto Select Receivables Trust(a),(c)
Series 2024-3A Class A2
10/15/2029	5.590%	10,500,000	10,496,257
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	1,533,362	1,525,681
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.936%	11,300,000	11,300,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	628,304	627,884
Series 2023-2A Class A
06/15/2033	6.040%	1,731,820	1,732,497
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	5,089,000	5,076,010
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	13,165,000	13,164,702
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.986%	20,375,000	20,357,865
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	6.549%	22,395,506	22,404,487
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	7.036%	45,625,000	45,683,263
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	25,760,958	24,395,483
Subordinated Series 2021-B Class B
05/08/2031	1.960%	2,871,176	2,729,880
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	10,150,000	10,201,119
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	11,000,000	11,015,113
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	4,533,210	4,505,071
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	1,087,544	1,083,346
Series 2022-2 Class A
01/15/2030	4.970%	1,220,895	1,218,113
Series 2023-1 Class A
07/15/2030	7.556%	4,869,222	4,892,122
Series 2023-3 Class A
12/16/2030	7.600%	7,357,880	7,394,636
Series 2023-6 Class A
06/16/2031	7.128%	10,571,043	10,594,309
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2 Class A
08/15/2031	6.319%	3,235,734	3,239,643
Series 2024-3 Class A
10/15/2031	6.258%	7,222,710	7,226,739
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	16,697,792	16,458,504
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	8,999,127	9,063,518
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	7,798,916	7,955,343
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	11,996,923	12,038,737
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	14,444,617	14,499,274
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	11,500,000	11,546,161
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	5,750,000	5,774,563
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-5 Class AB
04/15/2031	7.351%	6,671,443	6,696,276
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class AB
03/15/2030	7.037%	1,451,951	1,458,010
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.729%	11,000,000	11,009,713
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	6,966,477	6,983,927
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	11,779,934	11,906,598
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	3,750,394	3,621,907
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	8,511,683	8,568,843
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.990%	28,000,000	28,032,228
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	5,573,268	5,579,923
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	11,106,205	11,109,035
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	6,992,000	6,896,278
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	10,238,996	10,228,025
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	6.960%	11,171,429	11,172,289
Upland CLO Ltd.(a),(b)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% 04/20/2031	6.606%	10,384,091	10,395,856
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	1,035,166	1,014,560
Series 2021-ST1 Class A
02/20/2027	2.750%	1,523,136	1,519,159
Series 2021-ST10 Class A
01/20/2030	2.250%	2,217,578	2,186,532
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	1,703,267	1,704,078
Series 2023-2 Class A
06/20/2033	6.770%	5,858,771	5,874,996
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	5,601,334	5,529,688
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	11,231,536	11,051,359
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	7,200,000	7,217,854
Total Asset-Backed Securities — Non-Agency (Cost $668,865,441)			668,964,619

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.652%	5,550,000	5,207,506
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month Term SOFR + 2.364% Floor 2.250% 10/15/2037	7.693%	10,581,000	10,456,060
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.244%	6,950,000	6,838,688
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.835% Floor 2.721% 11/15/2038	8.163%	2,450,000	2,126,663
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class E
02/10/2037	3.754%	10,950,000	10,505,659
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	13,992,254
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	11,815,000	6,702,933
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	6,105,669
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	1,091,323
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.283%	13,400,000	12,025,582
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.643%	6,600,000	6,070,683
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.193%	4,150,000	3,509,012
Progress Residential Trust(a)
Series 2020-SFR3 Class A
10/17/2027	1.294%	7,923,041	7,536,981
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	5,807,519
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.593%	9,150,000	8,578,988
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.626%	10,469,000	10,257,607
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	6.701%	9,000,000	4,541,036
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $155,330,124)			121,354,163

Convertible Bonds 0.0%

Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	691,000	428,531
Total Convertible Bonds (Cost $672,090)			428,531

Corporate Bonds & Notes 19.1%

Aerospace & Defense 1.0%
BAE Systems PLC(a)
03/26/2029	5.125%	3,832,000	3,814,498
Boeing Co. (The)
08/01/2059	3.950%	11,040,000	7,033,519
Bombardier, Inc.(a)
04/15/2027	7.875%	24,000	24,075
07/01/2031	7.250%	113,000	116,012
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,438,741
Lockheed Martin Corp.
08/15/2034	4.800%	2,360,000	2,303,864
Northrop Grumman Corp.
06/01/2034	4.900%	9,583,000	9,321,004
Raytheon Technologies Corp.
03/15/2032	2.375%	8,699,000	7,128,210
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	174,000	187,364
11/15/2030	9.750%	359,000	395,944
TransDigm, Inc.(a)
08/15/2028	6.750%	417,000	422,521
03/01/2029	6.375%	778,000	782,819
03/01/2032	6.625%	585,000	591,766
Total			34,560,337
Airlines 0.1%
American Airlines, Inc.(a)
05/15/2029	8.500%	184,000	191,211
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	810,777	803,959
04/20/2029	5.750%	672,779	655,599
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	707,121	672,703
United Airlines, Inc.(a)
04/15/2029	4.625%	510,000	475,220
Total			2,798,692
Automotive 0.0%
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	440,000	455,227
04/23/2032	6.875%	280,000	289,504
Total			744,731
Banking 5.4%
Bank of America Corp.(e)
10/20/2032	2.572%	26,334,000	21,842,574
02/04/2033	2.972%	18,020,000	15,254,935
Subordinated
09/21/2036	2.482%	673,000	537,379
Citigroup, Inc.(e)
06/03/2031	2.572%	4,618,000	3,961,948
01/25/2033	3.057%	12,760,000	10,820,577
Goldman Sachs Group, Inc. (The)(e)
07/21/2032	2.383%	12,440,000	10,223,265
10/21/2032	2.650%	12,753,000	10,605,779
HSBC Holdings PLC(e)
05/24/2032	2.804%	10,006,000	8,378,822
JPMorgan Chase & Co.(e)
04/22/2032	2.580%	10,939,000	9,236,054
11/08/2032	2.545%	21,610,000	18,017,638
04/22/2035	5.766%	6,214,000	6,378,938
Morgan Stanley(e)
07/21/2032	2.239%	5,578,000	4,563,118
10/20/2032	2.511%	15,065,000	12,462,999
04/19/2035	5.831%	11,688,000	11,994,765
Subordinated
09/16/2036	2.484%	4,373,000	3,460,853
PNC Financial Services Group, Inc. (The)(e)
10/20/2034	6.875%	1,658,000	1,806,474
US Bancorp(e)
06/12/2034	5.836%	2,951,000	2,992,110
Wells Fargo & Co.(e)
10/30/2030	2.879%	404,000	358,182
07/25/2034	5.557%	30,931,000	30,926,748
Total			183,823,158
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	350,000	342,192
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	164,000	169,888
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	387,000	421,296
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	423,000	407,666
Hightower Holding LLC(a)
04/15/2029	6.750%	584,000	546,783
Total			1,887,825
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	363,000	339,983
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	670,000	652,111
08/01/2030	6.500%	275,000	277,171
Masterbrand, Inc.(a)
07/15/2032	7.000%	70,000	70,783
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	274,000	283,742
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	45,000	43,614
White Cap Buyer LLC(a)
10/15/2028	6.875%	594,000	573,513
Total			2,240,917
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	687,000	642,396
03/01/2030	4.750%	626,000	542,217
08/15/2030	4.500%	423,000	357,694
02/01/2031	4.250%	459,000	374,644
02/01/2032	4.750%	552,000	452,043
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,810,000	1,459,700
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	250,000	189,638
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	3,526,895
12/01/2061	4.400%	7,340,000	4,791,314
06/30/2062	3.950%	5,633,000	3,337,412
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	599,282
01/15/2030	5.750%	722,000	272,137
12/01/2030	4.125%	830,000	539,325
11/15/2031	5.000%	169,000	61,868
DISH Network Corp.(a)
11/15/2027	11.750%	867,000	851,682
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	217,000	204,222
08/01/2027	5.000%	444,000	424,846
07/01/2030	4.125%	192,000	164,015
Virgin Media Finance PLC(a)
07/15/2030	5.000%	513,000	422,500
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	294,000	268,634
VZ Secured Financing BV(a)
01/15/2032	5.000%	690,000	588,652
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	339,000	288,408
Ziggo BV(a)
01/15/2030	4.875%	480,000	427,298
Total			20,786,822
Chemicals 0.2%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	447,000	434,696
Element Solutions, Inc.(a)
09/01/2028	3.875%	620,000	570,227
HB Fuller Co.
10/15/2028	4.250%	456,000	429,929
Herens Holdco Sarl(a)
05/15/2028	4.750%	497,000	429,276
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	247,000	249,170
INEOS Finance PLC(a)
04/15/2029	7.500%	249,000	251,767
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	243,000	257,854
Ingevity Corp.(a)
11/01/2028	3.875%	534,000	485,079
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	408,000	348,540
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	467,000	382,186
Olympus Water US Holding Corp.(a)
11/15/2028	9.750%	558,000	591,113
10/01/2029	6.250%	563,000	512,814
06/15/2031	7.250%	253,000	251,604
WR Grace Holdings LLC(a)
06/15/2027	4.875%	181,000	174,732
08/15/2029	5.625%	744,000	684,069
Total			6,053,056
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,045,000	942,623
Herc Holdings, Inc.(a)
07/15/2027	5.500%	343,000	338,057
06/15/2029	6.625%	255,000	258,611
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	456,000	464,630
03/15/2031	7.750%	176,000	183,998
Total			2,187,919
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	484,000	431,859
12/01/2028	6.125%	414,000	343,606
Match Group, Inc.(a)
06/01/2028	4.625%	459,000	430,114
Uber Technologies, Inc.(a)
08/15/2029	4.500%	890,000	848,019
Total			2,053,598
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	272,000	281,933
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	676,000	671,947
Total			953,880
Diversified Manufacturing 0.1%
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	242,187
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	603,000	608,179
EMRLD Borrower LP/Co-Issuer, Inc.(a),(c)
07/15/2031	6.750%	238,000	240,995
Esab Corp.(a)
04/15/2029	6.250%	180,000	181,153
Gates Corp. (The)(a)
07/01/2029	6.875%	106,000	107,916
Madison IAQ LLC(a)
06/30/2028	4.125%	205,000	191,229
06/30/2029	5.875%	447,000	416,199
Resideo Funding, Inc.(a)
09/01/2029	4.000%	383,000	339,809
Vertical Holdco GmbH(a)
07/15/2028	7.625%	284,000	282,285
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	289,000	280,190
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	591,000	602,244
03/15/2029	6.375%	331,000	332,324
03/15/2032	6.625%	425,000	429,780
Total			4,254,490
Electric 1.0%
AEP Texas, Inc.
01/15/2050	3.450%	5,325,000	3,517,870
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	447,000	426,636
02/15/2031	3.750%	583,000	509,227
01/15/2032	3.750%	397,000	337,790
Duke Energy Corp.
08/15/2052	5.000%	3,773,000	3,279,775
Edison International
11/15/2028	5.250%	5,951,000	5,897,931
Emera US Finance LP
06/15/2046	4.750%	5,408,000	4,448,087
FirstEnergy Corp.
03/01/2050	3.400%	1,926,000	1,278,755
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	340,000	339,658
09/15/2027	4.500%	181,000	170,962
01/15/2029	7.250%	406,000	416,529
NRG Energy, Inc.(a)
02/15/2029	3.375%	322,000	286,443
02/15/2031	3.625%	791,000	678,642
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,250,000	8,465,241
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	291,000	278,063
01/15/2030	4.750%	650,000	592,797
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	222,000	218,280
05/01/2029	4.375%	916,000	853,338
10/15/2031	7.750%	409,000	426,016
Total			32,422,040
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	586,000	598,567
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	907,000	893,272
Total			1,491,839
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.1%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	508,000	525,233
04/15/2029	6.875%	536,000	545,482
Navient Corp.
03/15/2031	11.500%	387,000	426,132
OneMain Finance Corp.
01/15/2027	3.500%	411,000	385,035
01/15/2029	9.000%	188,000	198,271
05/15/2031	7.500%	206,000	208,545
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	471,000	457,448
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	812,000	684,390
Springleaf Finance Corp.
11/15/2029	5.375%	26,000	24,387
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	155,000	151,358
04/15/2029	5.500%	29,000	27,541
Total			3,633,822
Food and Beverage 0.7%
Bacardi Ltd.(a)
05/15/2048	5.300%	12,645,000	11,404,850
Constellation Brands, Inc.
05/01/2033	4.900%	5,111,000	4,933,144
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	426,000	421,134
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	3,617,000	3,588,700
Post Holdings, Inc.(a)
09/15/2031	4.500%	382,000	342,355
02/15/2032	6.250%	169,000	169,430
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	186,000	171,204
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	676,000	595,611
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	535,000	515,614
US Foods, Inc.(a)
01/15/2032	7.250%	162,000	168,170
Total			22,310,212
Gaming 0.1%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	197,000	178,322
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	468,000	428,933
02/15/2030	7.000%	413,000	422,016
02/15/2032	6.500%	420,000	422,049
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	448,000	457,153
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	645,000	601,013
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	496,000	425,114
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	438,000	426,968
Scientific Games International, Inc.(a)
11/15/2029	7.250%	252,000	257,063
Total			3,618,631
Health Care 0.7%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	270,000	256,819
Avantor Funding, Inc.(a)
11/01/2029	3.875%	471,000	427,328
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	331,000	339,303
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	402,000	384,629
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	305,000	283,787
04/15/2029	6.875%	352,000	269,584
05/15/2030	5.250%	674,000	556,118
02/15/2031	4.750%	355,000	279,108
01/15/2032	10.875%	307,000	319,903
Cigna Group (The)
02/15/2054	5.600%	2,585,000	2,476,226
Concentra Escrow Issuer Corp.(a),(c)
07/15/2032	6.875%	158,000	160,190
HCA, Inc.
09/01/2030	3.500%	15,861,000	14,307,658
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	332,000	335,704
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	279,000	256,897
10/01/2029	5.250%	627,000	597,569
Select Medical Corp.(a)
08/15/2026	6.250%	590,000	593,173
Star Parent, Inc.(a)
10/01/2030	9.000%	671,000	705,193
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	279,000	282,557
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
06/15/2028	4.625%	507,000	482,271
10/01/2028	6.125%	344,000	342,154
01/15/2030	4.375%	457,000	423,472
05/15/2031	6.750%	205,000	208,165
Total			24,287,808
Healthcare Insurance 1.7%
Aetna, Inc.
11/15/2042	4.125%	1,339,000	1,051,169
Centene Corp.
02/15/2030	3.375%	835,000	740,932
10/15/2030	3.000%	27,794,000	23,776,454
03/01/2031	2.500%	5,714,000	4,692,742
08/01/2031	2.625%	4,954,000	4,053,805
UnitedHealth Group, Inc.
04/15/2031	4.900%	6,632,000	6,569,119
04/15/2034	5.000%	17,166,000	16,937,046
Total			57,821,267
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	270,000	255,429
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	327,000	341,991
03/15/2032	7.375%	336,000	341,103
Civitas Resources, Inc.(a)
11/01/2030	8.625%	160,000	171,733
07/01/2031	8.750%	277,000	296,579
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	853,000	841,002
Comstock Resources, Inc.(a)
01/15/2030	5.875%	451,000	420,375
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	260,000	257,883
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	435,000	421,015
04/15/2032	6.250%	231,000	222,275
11/01/2033	8.375%	317,000	337,769
Matador Resources Co.(a)
04/15/2028	6.875%	213,000	216,307
04/15/2032	6.500%	396,000	396,277
Permian Resources Operating LLC(a)
01/15/2032	7.000%	818,000	840,681
Total			5,104,990
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.6%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,150,000	10,141,945
11/17/2034	5.227%	9,940,000	9,866,772
Total			20,008,717
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	113,000	105,607
Carnival Corp.(a)
03/01/2026	7.625%	335,000	338,354
08/01/2028	4.000%	365,000	342,343
08/15/2029	7.000%	95,000	98,480
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	236,000	255,571
Cinemark USA, Inc.(a)
03/15/2026	5.875%	375,000	371,001
07/15/2028	5.250%	174,000	166,234
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	448,000	442,886
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	432,000	426,660
07/15/2027	5.375%	169,000	166,467
01/15/2030	7.250%	405,000	419,365
03/15/2032	6.250%	149,000	150,125
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	492,000	500,022
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	423,000	429,834
Vail Resorts, Inc.(a)
05/15/2032	6.500%	246,000	248,967
Viking Cruises Ltd.(a)
02/15/2029	7.000%	530,000	532,835
07/15/2031	9.125%	154,000	166,677
Total			5,161,428
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	4,911,301
Lodging 0.0%
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	354,000	355,611
Media and Entertainment 0.5%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	292,000	255,867
09/15/2028	9.000%	358,000	373,690
06/01/2029	7.500%	426,000	355,915
04/01/2030	7.875%	391,000	393,575
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	793,000	757,495
iHeartCommunications, Inc.
05/01/2026	6.375%	431,350	335,601
05/01/2027	8.375%	368,906	132,110
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	704,000	681,845
01/15/2029	4.250%	245,000	223,212
03/15/2030	4.625%	347,000	312,522
02/15/2031	7.375%	91,000	94,981
Roblox Corp.(a)
05/01/2030	3.875%	290,000	257,812
Univision Communications, Inc.(a)
08/15/2028	8.000%	300,000	292,363
Warnermedia Holdings, Inc.
03/15/2062	5.391%	16,736,000	13,054,825
Total			17,521,813
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	151,000	155,199
Allegheny Technologies, Inc.
10/01/2031	5.125%	525,000	484,603
Constellium SE(a)
06/15/2028	5.625%	623,000	610,643
04/15/2029	3.750%	288,000	261,313
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	350,000	342,418
04/01/2029	6.125%	428,000	424,786
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	351,000	310,978
Novelis Corp.(a)
11/15/2026	3.250%	321,000	301,584
01/30/2030	4.750%	453,000	420,214
08/15/2031	3.875%	279,000	241,640
Total			3,553,378
Midstream 0.8%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	280,000	282,470
CNX Midstream Partners LP(a)
04/15/2030	4.750%	656,000	590,800
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	783,000	806,513
DT Midstream, Inc.(a)
06/15/2029	4.125%	741,000	685,103
Enbridge, Inc.
04/05/2027	5.250%	4,744,000	4,744,803
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
04/01/2029	6.375%	187,000	188,849
01/15/2031	4.750%	634,000	593,504
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	2,775,000	2,112,755
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	5,253,000	4,808,698
NuStar Logistics LP
06/01/2026	6.000%	345,000	344,355
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	9,325,000	7,682,911
Sunoco LP(a)
05/01/2029	7.000%	251,000	257,337
05/01/2032	7.250%	250,000	258,468
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	629,000	614,846
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	654,000	595,919
08/15/2031	4.125%	664,000	596,042
11/01/2033	3.875%	1,006,000	858,643
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	225,000	232,045
06/01/2031	8.375%	334,000	346,320
02/01/2032	9.875%	177,000	192,627
Total			26,793,008
Oil Field Services 0.1%
Nabors Industries Ltd.(a)
01/15/2026	7.250%	331,000	335,881
Nabors Industries, Inc.(a)
05/15/2027	7.375%	186,000	188,794
01/31/2030	9.125%	210,000	217,677
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	464,000	471,757
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	446,000	460,048
Transocean, Inc.(a)
05/15/2029	8.250%	122,000	122,241
05/15/2031	8.500%	171,000	170,831
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	435,000	438,057
Total			2,405,286
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	170,000	160,215
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	153,000	154,174
Total			314,389
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP(a),(c)
07/15/2031	7.000%	172,000	173,370
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	195,000	193,331
02/01/2027	4.250%	582,000	551,268
06/15/2029	4.750%	933,000	861,811
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	206,000	193,177
02/01/2030	7.000%	146,000	147,662
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	263,000	262,966
Service Properties Trust(a)
11/15/2031	8.625%	272,000	283,595
Total			2,667,180
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,023,000	866,951
Canpack SA/US LLC(a)
11/15/2029	3.875%	482,000	430,931
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	170,000	166,252
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	346,000	339,177
08/15/2027	8.500%	169,000	168,018
Total			1,971,329
Pharmaceuticals 2.0%
1375209 BC Ltd.(a)
01/30/2028	9.000%	207,000	199,058
AbbVie, Inc.
03/15/2029	4.800%	10,827,000	10,763,921
Amgen, Inc.
03/02/2063	5.750%	4,068,000	3,988,369
Bristol-Myers Squibb Co.
02/22/2064	5.650%	7,407,000	7,237,433
Gilead Sciences, Inc.
03/01/2026	3.650%	21,120,000	20,540,399
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,146,000	988,370
Jazz Securities DAC(a)
01/15/2029	4.375%	459,000	425,745
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(a)
04/30/2028	4.125%	277,000	257,267
04/30/2031	5.125%	477,000	428,282
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	23,722,000	23,112,111
Total			67,940,955
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	481,000	473,563
04/15/2028	6.750%	427,000	427,898
11/01/2029	5.875%	275,000	257,531
01/15/2031	7.000%	415,000	419,744
AmWINS Group, Inc.(a)
02/15/2029	6.375%	313,000	314,112
AssuredPartners, Inc.(a)
01/15/2029	5.625%	268,000	250,770
02/15/2032	7.500%	252,000	252,560
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	514,000	479,358
HUB International Ltd.(a)
12/01/2029	5.625%	366,000	346,054
HUB International, Ltd.(a)
06/15/2030	7.250%	590,000	604,577
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	569,000	575,493
USI, Inc.(a)
01/15/2032	7.500%	263,000	267,352
Total			4,669,012
Railroads 0.0%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	414,000	412,548
Restaurants 0.0%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	379,000	332,733
IRB Holding Corp.(a)
06/15/2025	7.000%	605,000	605,063
Total			937,796
Retailers 0.6%
Hanesbrands, Inc.(a)
02/15/2031	9.000%	319,000	334,279
Home Depot, Inc. (The)
06/25/2026	5.150%	6,354,000	6,360,032
L Brands, Inc.(a)
10/01/2030	6.625%	677,000	679,304
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lowe’s Companies, Inc.
04/01/2062	4.450%	7,784,000	6,058,547
09/15/2062	5.800%	5,638,000	5,477,217
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	367,000	340,887
02/15/2029	7.750%	389,000	378,467
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	537,000	448,792
Total			20,077,525
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	360,000	345,324
02/15/2030	4.875%	180,000	170,011
Total			515,335
Technology 0.8%
Block, Inc.(a)
05/15/2032	6.500%	422,000	427,721
Broadcom, Inc.(a)
11/15/2036	3.187%	12,977,000	10,263,784
Camelot Finance SA(a)
11/01/2026	4.500%	266,000	257,140
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	102,000	103,565
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	76,000	75,669
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	364,000	338,372
07/01/2029	4.875%	640,000	594,884
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	872,000	845,633
06/30/2032	8.250%	617,000	629,017
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	516,000	476,437
Entegris Escrow Corp.(a)
06/15/2030	5.950%	609,000	602,891
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	788,000	821,793
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	484,000	431,791
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	252,000	256,603
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	280,000	255,847
05/30/2029	9.500%	422,000	429,857
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	520,000	479,001
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	550,000	594,805
NCR Corp.(a)
10/01/2028	5.000%	453,000	427,983
04/15/2029	5.125%	456,000	429,280
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	616,000	589,781
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,892,120
01/15/2033	5.000%	4,258,000	4,153,751
Picard Midco, Inc.(a)
03/31/2029	6.500%	886,000	851,139
Seagate HDD
12/15/2029	8.250%	242,000	259,545
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	266,000	257,705
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	233,000	235,083
UKG, Inc.(a)
02/01/2031	6.875%	677,000	685,573
Zebra Technologies Corp.(a)
06/01/2032	6.500%	279,000	282,166
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	837,000	755,445
Total			28,704,381
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	416,000	411,365
ERAC USA Finance LLC(a)
05/01/2028	4.600%	9,524,000	9,377,263
Total			9,788,628
Wireless 0.4%
Altice France Holding SA(a)
02/15/2028	6.000%	561,000	181,749
Altice France SA(a)
07/15/2029	5.125%	595,000	391,506
10/15/2029	5.500%	522,000	344,218
T-Mobile US, Inc.
02/15/2031	2.875%	15,454,000	13,390,147
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	428,000	355,894
07/15/2031	4.750%	528,000	445,613
04/15/2032	7.750%	173,000	168,770
Total			15,277,897
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.1%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	519,032
03/15/2031	8.625%	389,000	400,747
Iliad Holding SAS(a)
10/15/2026	6.500%	452,000	449,927
10/15/2028	7.000%	596,000	590,722
Iliad Holding SASU(a)
04/15/2031	8.500%	205,000	207,861
Total			2,168,289
Total Corporate Bonds & Notes (Cost $672,916,745)			649,447,269

Foreign Government Obligations(g) 1.8%

Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	161,000	170,734
05/15/2029	4.250%	489,000	430,542
02/15/2030	9.000%	398,000	420,599
Total			1,021,875
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	3,324,000	3,411,647
Colombia 0.3%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,182,220
05/15/2049	5.200%	9,733,000	6,822,366
Total			10,004,586
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,621,989
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	1,552,699
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,188,113
Indonesia 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	4,100,000	4,018,170
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	690,417
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.2%
Mexico Government International Bond
05/07/2036	6.000%	3,376,000	3,289,151
Petroleos Mexicanos
09/21/2047	6.750%	5,000,000	3,284,760
Total			6,573,911
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	1,964,614
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	5,000,000	4,655,272
Qatar Petroleum(a)
07/12/2031	2.250%	5,445,000	4,536,372
Total			9,191,644
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	1,782,120
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	5,250,000	4,680,827
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	4,495,000	3,383,774
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,816,872
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,554,629
Total			6,371,501
Total Foreign Government Obligations (Cost $76,678,678)			60,457,887

Residential Mortgage-Backed Securities - Agency(h) 38.8%

Fannie Mae REMICS(b),(i)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	0.765%	33,347,608	2,845,952
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.550%	42,043,971	4,299,442
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	0.550%	48,554,515	5,133,747
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	0.550%	21,449,095	1,972,845
Federal Home Loan Mortgage Corp.(j)
08/01/2045	3.500%	11,595,341	10,573,424
10/01/2045	4.000%	2,503,164	2,325,218
Federal Home Loan Mortgage Corp.
10/01/2045- 07/01/2052	4.000%	27,528,391	25,457,277
12/01/2051- 03/01/2052	2.500%	38,767,756	32,119,861
02/01/2052- 05/01/2052	3.000%	46,932,271	40,235,561
09/01/2052- 10/01/2053	5.000%	47,012,636	46,057,774
02/01/2053- 05/01/2053	4.500%	71,838,116	67,959,175
07/01/2053- 12/01/2053	5.500%	79,237,836	78,570,688
12/01/2053	6.000%	25,749,172	26,135,353
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.453%	261,592	18,386
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.603%	850,719	86,082
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.277%	836,004	61,915
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	0.753%	6,840,441	845,410
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.600%	20,533,119	2,043,877
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	0.600%	9,855,077	1,095,282
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.603%	1,639,590	125,310
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.523%	857,312	71,518
Federal Home Loan Mortgage Corp.(i)
CMO Series 4176 Class BI
03/15/2043	3.500%	771,157	96,798
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 4937 Class YS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 11/15/2041	1.003%	21,545,318	2,196,088
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.553%	30,703,451	2,988,094
CMO Series 5386 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2041	0.553%	19,914,234	1,668,735
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	130,184,047	112,515,098
08/01/2040	4.500%	1,161,476	1,115,124
08/01/2043- 09/01/2052	3.500%	160,263,908	143,234,295
05/01/2048- 08/01/2052	4.000%	111,017,367	103,305,994
09/01/2053	5.000%	15,827,988	15,459,052
10/01/2053	5.500%	24,046,214	23,906,290
CMO Series 2017-72 Class B
09/25/2047	3.000%	10,005,380	8,968,597
Federal National Mortgage Association(j)
05/01/2044- 02/01/2048	4.000%	12,065,192	11,309,319
06/01/2044	4.500%	3,864,365	3,753,815
10/01/2051	2.500%	36,481,899	29,933,828
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(i)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	370,058	8,784
CMO Series 2021-3 Class TI
02/25/2051	2.500%	53,482,402	8,910,756
Federal National Mortgage Association(b),(i)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.450%	1,598,204	137,423
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.700%	2,106,629	243,341
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.550%	1,161,123	126,330
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.550%	7,651,110	831,001
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.550%	17,861,427	2,056,465
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.700%	8,464,237	1,121,610
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	0.650%	7,929,628	917,317
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.700%	7,093,196	701,716
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.700%	14,082,690	1,789,751
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.750%	9,104,211	1,006,684
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.750%	7,237,347	877,239
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.700%	12,762,587	1,339,487
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.600%	27,515,907	2,766,463
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.600%	20,603,341	2,297,446
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.600%	15,834,258	2,121,395
Freddie Mac REMICS(i)
CMO Series 5152 Class XI
11/25/2050	2.500%	55,393,364	6,573,896
CMO Series 5287 Class NI
05/25/2051	3.500%	26,665,009	4,905,151
Freddie Mac REMICS(b),(i)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	0.615%	23,536,629	1,342,659
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	0.603%	26,869,130	2,670,429
Government National Mortgage Association(j)
04/20/2048	4.500%	7,083,137	6,828,800
Government National Mortgage Association
08/20/2053	6.000%	11,546,756	11,747,355
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	37,778,931	37,133,134
Government National Mortgage Association(i)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,765,317	303,432
CMO Series 2020-175 Class KI
11/20/2050	2.500%	51,770,363	6,986,685
CMO Series 2020-191 Class UG
12/20/2050	3.500%	29,662,061	5,117,050
CMO Series 2021-119 Class QI
07/20/2051	3.000%	29,766,309	4,680,014
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	38,274,362	6,528,515
CMO Series 2021-16 Class KI
01/20/2051	2.500%	35,931,288	4,851,608
CMO Series 2021-179 Class IB
09/20/2051	3.000%	36,383,158	5,742,034
Government National Mortgage Association(b),(i)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.747%	9,481,396	882,219
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.747%	11,597,262	1,277,115
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.747%	4,815,067	489,583
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	0.697%	6,885,260	755,770
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.747%	6,565,677	689,128
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.747%	8,180,205	835,588
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	0.797%	10,922,004	892,236
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.747%	8,616,995	848,562
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.697%	5,922,747	569,611
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.747%	16,590,763	1,868,531
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.697%	14,047,693	1,411,602
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.747%	8,482,326	811,480
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.747%	8,706,116	844,788
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.747%	8,634,575	678,707
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	0.547%	13,590,445	1,311,652
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.697%	9,906,358	967,315
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.697%	10,330,789	1,042,693
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.597%	10,122,562	1,028,419
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.697%	9,388,062	955,063
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.697%	13,484,329	1,548,581
CMO Series 2019-99 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.597%	28,234,028	2,835,871
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	0.847%	16,747,551	2,052,431
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.597%	7,049,741	748,360
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.597%	27,149,321	2,657,899
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.697%	10,151,973	1,024,069
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	0.967%	28,658,305	3,715,205
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-190 Class ES
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 10/20/2049	0.597%	26,147,729	2,272,815
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	0.647%	42,592,457	4,348,447
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.167%	25,594,483	2,636,388
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.747%	23,498,066	2,781,830
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.667%	35,464,919	1,330,622
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.167%	59,069,654	4,194,796
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	0.597%	40,777,741	4,261,547
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.597%	41,190,292	4,161,698
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.647%	36,926,788	3,756,499
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	0.517%	38,639,559	2,941,703
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	0.667%	33,744,726	2,669,174
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	1.817%	53,591,681	6,548,234
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	0.117%	33,265,992	1,935,093
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	0.117%	69,854,609	4,532,167
CMO Series 2024-79 Class SC
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 05/20/2054	0.017%	65,940,751	3,458,474
Government National Mortgage Association TBA(c)
07/22/2054	4.500%	24,000,000	22,814,870
07/22/2054	5.000%	102,000,000	99,312,921
Uniform Mortgage-Backed Security TBA(c)
07/18/2039	3.000%	66,000,000	61,050,666
07/18/2039	3.500%	8,000,000	7,563,470
07/15/2054	4.500%	13,000,000	12,255,039
07/15/2054	5.500%	22,250,000	21,943,193
07/15/2054	6.000%	73,000,000	73,202,461
Total Residential Mortgage-Backed Securities - Agency (Cost $1,415,738,332)			1,323,863,779

Residential Mortgage-Backed Securities - Non-Agency 13.4%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	7,069,589	6,901,988
A&D Mortgage Trust(a),(d)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	6,354,152	6,339,305
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	1,609,460	1,510,136
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,635,332
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	3,921,160	3,869,386
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,653,741	1,535,448
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	1,596,979	1,557,936
BVRT Financing Trust(a),(b),(k)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	18,282,714	18,282,714
CAFL Issuer LLC(a),(d)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	5,678,926	5,534,014
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	12,551,873	11,693,462
CMO Series 2022-5 Class A1
01/25/2058	6.000%	8,461,972	8,338,609
CMO Series 2023-3 Class A1
07/25/2058	7.100%	13,879,202	13,918,816
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	1,779,434	1,697,426
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,443,191	1,410,824
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	2,969,858	2,881,728
CMO Series 2021-3 Class A1
09/27/2066	0.956%	9,994,250	7,981,760
CMO Series 2021-3 Class A2
09/27/2066	1.162%	4,135,552	3,309,555
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	5,999,199
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.641%	6,023,928	6,123,193
CMO Series 2022-NQM5 Class M1
05/25/2067	5.169%	6,477,700	5,888,074
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,712,173	4,833,324
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,122,539
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FIGRE Trust(a),(d)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,586,251	3,645,647
Figure Line of Credit Trust(a),(d)
CMO Series 2020-1 Class A
09/25/2049	4.040%	1,524,731	1,456,384
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.985%	3,838,027	3,863,523
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	7.185%	8,250,000	8,339,147
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.085%	10,256,000	11,069,927
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.485%	6,089,903	6,167,911
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	7,193,328	6,668,421
GCAT Trust(a),(d)
CMO Series 2019-NQM3 Class A3
11/25/2059	4.043%	2,940,220	2,812,621
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	4,474,959	4,091,089
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	3,842,057
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	5,786,395
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.185%	3,960,240	3,977,169
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,945,629	3,336,290
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	11,710,357	11,398,078
MFA Trust(a),(d)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	8,967,756
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	4,850,659	4,833,926
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	4,519,314	4,199,008
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,667,259	3,538,446
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
30-day Average SOFR + 2.064% Floor 1.950% 07/25/2029	7.400%	2,896,501	2,897,735
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.385%	943,663	944,596
OBX Trust(a),(d)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	5,756,906	4,500,310
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.210%	4,548,353	4,559,909
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	11,424,060	11,040,110
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-3 Class A1
04/25/2026	4.867%	7,154,676	6,985,635
CMO Series 2021-7 Class A1
08/25/2026	1.867%	7,194,634	6,992,295
CMO Series 2021-8 Class A1
09/25/2026	1.743%	8,220,563	7,945,995
PRET LLC(a),(d)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	11,327,017	11,297,417
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	14,327,625	14,304,649
PRET LLC(a)
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	9,934,609	9,941,977
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	5,064,488	4,964,338
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	5,216,718	5,055,391
PRKCM Trust(a),(d)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	4,467,532
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	5,398,149	4,800,173
RCO Mortgage LLC(a),(d)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	9,655,238	9,625,359
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	137,080	134,243
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	489,483	475,383
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,276,057
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	6,826,819	6,667,411
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,499,917
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,867,917	2,382,771
CMO Series 2022-2 Class A1
02/25/2067	3.142%	3,440,509	3,197,228
Towd Point Mortgage Trust(a),(d)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	19,932,423
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	8,347,763	8,209,619
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	10,496,489	10,271,110
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	12,892,536	12,689,347
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	5,648,394	5,518,204
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,153,503	1,121,049
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	2,262,711	2,195,048
CMO Series 2020-1 Class A3
01/25/2060	2.724%	6,717,428	6,348,596
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,639,242	2,225,809
CMO Series 2021-5 Class A3
09/25/2066	1.373%	4,995,709	4,223,992
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,613,492
CMO Series 2021-7 Class A3
10/25/2066	2.240%	8,119,287	6,852,893
CMO Series 2023-1 Class M1
12/25/2067	6.940%	15,257,000	15,301,172
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,489,990	1,417,641
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $482,388,441)			458,235,389

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(l)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	8.085%	350,000	350,511
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(l)
Term Loan
6-month Term SOFR + 2.500% 06/04/2029	7.775%	350,000	349,125
Air Canada(b),(l)
Term Loan
3-month Term SOFR + 2.500% 03/21/2031	7.847%	250,000	250,077
United Airlines, Inc.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% 02/22/2031	8.094%	107,225	107,321
Total			706,523
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	8.328%	350,000	350,984
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Brands Group LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.591%	348,363	345,642
Total			696,626
Brokerage/Asset Managers/Exchanges 0.1%
AlixPartners LLP(b),(l)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.958%	348,200	348,249
Aretec Group, Inc.(b),(l)
Tranche B2 Term Loan
3-month Term SOFR + 4.000% 08/09/2030	9.344%	349,120	350,213
Citadel Securities LP(b),(l)
Term Loan
1-month Term SOFR + 2.250% 07/29/2030	7.594%	232,190	232,771
HighTower Holding LLC (b),(l)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 04/21/2028	9.586%	348,210	348,537
Russell Investments US Institutional Holdco, Inc.(b),(l)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	10.330%	260,163	228,943
VFH Parent LLC(b),(l)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/21/2031	8.094%	120,699	120,397
Total			1,629,110
Building Materials 0.1%
Cornerstone Building Brands, Inc.(b),(l)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	9.829%	56,034	55,568
Foundation Building Materials, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.841%	349,102	344,819
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hunter Douglas Holding BV(b),(l)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.836%	349,112	345,746
LBM Acquisition LLC(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/17/2027	9.194%	348,204	347,430
Quikrete Holdings, Inc.(b),(l)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 04/14/2031	7.844%	348,216	348,759
Standard Building Solutions, Inc.(b),(l)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/22/2028	7.344%	347,178	347,769
White Cap Supply Holdings LLC(b),(l)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	8.594%	348,219	348,675
Total			2,138,766
Cable and Satellite 0.0%
UPC Financing Partnership(b),(l)
Tranche AX Term Loan
1-month Term SOFR + 3.000% 01/31/2029	8.443%	200,000	198,694
Virgin Media Bristol LLC(b),(l)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.943%	350,000	334,170
Total			532,864
Chemicals 0.1%
Axalta Coating Systems Dutch Holding B BV/Axalta Coating Systems US Holdings, Inc.(b),(l)
Tranche B6 Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 12/20/2029	7.335%	335,301	335,679
Ineos Quattro Holdings UK Ltd.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	9.694%	349,125	347,816
Ineos US Finance LLC(b),(l)
Term Loan
1-month Term SOFR + 3.750% 02/07/2031	9.094%	350,000	350,546
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(b),(l),(m)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 06/20/2031	8.847%	349,107	349,495
Windsor Holdings III LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/01/2030	9.339%	348,250	350,078
WR Grace Holdings LLC(b),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	8.594%	838,500	841,049
Total			2,574,663
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.208%	460,154	435,711
APX Group, Inc.(b),(l)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/10/2028	8.074%	349,105	349,478
Arches Buyer, Inc.(b),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.694%	348,196	332,635
Cast & Crew LLC(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	9.094%	147,349	147,336
Conservice Midco LLC(b),(l)
Term Loan
1-month Term SOFR + 4.000% 05/13/2027	9.344%	348,250	348,250
Corporation Service Co.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/02/2029	8.094%	265,638	265,970
Ensemble RCM LLC(b),(l)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	8.330%	82,774	82,434
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fleet Midco I Ltd.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.250% 02/21/2031	8.594%	116,667	117,104
Omnia Partners LLC(b),(l),(m)
Tranche B Term Loan
3-month Term SOFR + 3.750% 07/25/2030	8.574%	150,000	149,976
PG Polaris Bidco SARL(b),(l)
Term Loan
3-month Term SOFR + 3.500% 03/26/2031	8.835%	347,110	348,991
Prime Security Services Borrower LLC(b),(l),(m)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 10/13/2030	7.579%	199,125	198,934
Sotheby’s(b),(l)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 01/15/2027	10.090%	156,683	143,332
Uber Technologies, Inc.(b),(l)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.089%	347,787	349,172
Total			3,269,323
Consumer Products 0.0%
Amer Sports Co.(b),(l)
Term Loan
3-month Term SOFR + 3.250% 02/17/2031	8.577%	324,719	326,343
Bombardier Recreational Products, Inc.(b),(l),(m)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	8.094%	350,000	349,727
Recess Holdings, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 02/20/2030	9.844%	350,000	351,897
Topgolf Callaway Brands Corp.(b),(l)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	8.344%	286,398	286,910
Total			1,314,877
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
Barnes Group, Inc.(b),(l)
Term Loan
3-month Term SOFR + 2.500% 09/03/2030	7.844%	349,123	349,559
CD&R Hydra Buyer, Inc.(b),(l)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	9.444%	107,955	108,123
EMRLD Borrower LP(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.500% 05/31/2030	7.844%	332,998	332,652
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(l)
Term Loan
6-month Term SOFR + 5.000% 02/15/2029	10.326%	363,450	364,058
Madison IAQ LLC(b),(l)
Term Loan
1-month Term SOFR + 2.750% 06/21/2028	8.094%	348,205	348,278
TK Elevator Midco GmbH(b),(l)
Tranche B2 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	8.791%	349,125	350,689
WEC US Holdings Ltd.(b),(l)
Term Loan
1-month Term SOFR + 2.750% 01/27/2031	8.094%	332,745	332,818
Total			2,186,177
Electric 0.0%
Calpine Corp.(b),(l)
Term Loan
1-month Term SOFR + 2.000% 01/13/2031	7.344%	349,125	347,816
Carroll County Energy(b),(l),(m)
Tranche B Term Loan
3-month Term SOFR + 4.000% 06/20/2031	9.335%	172,793	172,361
EFS Cogen Holdings I LLC(b),(l)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/01/2027	9.096%	235,714	236,171
Hamilton Projects Acquiror LLC(b),(l)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/31/2031	9.094%	152,171	152,986
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Zero Operating Co. LLC(b),(l),(m)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	8.094%	166,332	166,998
Total			1,076,332
Environmental 0.0%
Covanta Holdings Corp. (b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.844%	323,551	323,146
Tranche C Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.844%	24,794	24,763
Northstar Group Services, Inc.(b),(l)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/08/2030	10.014%	103,540	103,626
Total			451,535
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(l)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	7.344%	350,000	350,147
Primary Products Finance LLC(b),(l)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.952%	349,125	349,561
Triton Water Holdings, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.846%	349,103	349,103
Total			1,048,811
Gaming 0.1%
Caesars Entertainment, Inc.(b),(l)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 02/06/2031	8.097%	257,895	257,652
ECL Entertainment LLC(b),(l)
Tranche B Term Loan
3-month Term SOFR + 4.000% 08/31/2030	9.344%	144,944	145,306
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entain PLC(b),(l)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	8.014%	349,117	349,428
Fertitta Entertainment LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	9.081%	348,219	348,438
Flutter Entertainment PLC(b),(l)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 11/25/2030	7.585%	348,250	348,034
HRNI Holdings LLC(b),(l)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.735%	339,062	338,215
Ontario Gaming GTA LP(b),(l)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	9.585%	309,609	310,721
Penn Entertainment, Inc.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.194%	348,223	348,370
Scientific Games Holdings LP (b),(l)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	8.306%	349,114	348,241
Total			2,794,405
Health Care 0.1%
Agiliti Health, Inc.(b),(l)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	8.302%	83,124	82,708
Medline Borrower LP(b),(l)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	8.094%	498,460	499,128
Parexel International, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/15/2028	8.708%	348,219	348,762
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(b),(l)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.344%	336,772	336,631
Star Parent, Inc.(b),(l)
Term Loan
3-month Term SOFR + 3.750% 09/27/2030	9.085%	350,000	349,482
Surgery Center Holdings, Inc.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% 12/19/2030	8.089%	350,000	350,525
Upstream Newco, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.841%	348,205	314,130
Total			2,281,366
Leisure 0.1%
Alterra Mountain Co.(b),(l)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	8.594%	398,977	399,643
Bay Club (b),(l),(m)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/13/2031	9.585%	130,639	131,129
Carnival Corp. (b),(l)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	8.094%	306,751	307,711
Cinemark USA, Inc.(b),(l)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/24/2030	8.591%	349,118	350,428
Formula One Management Ltd.(b),(l)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.585%	350,000	350,511
Motion Acquisition Ltd.(b),(l)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	8.835%	302,612	302,537
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UFC Holdings LLC(b),(l)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.336%	348,012	348,645
Total			2,190,604
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(b),(l)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/02/2028	7.844%	348,210	347,900
Playa Resorts Holding BV(b),(l)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	8.594%	349,116	349,161
Total			697,061
Media and Entertainment 0.1%
AppLovin Corp.(b),(l)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/25/2028	7.844%	349,125	349,649
Cengage Learning, Inc.(b),(l)
Tranche B 1st Lien Term Loan
6-month Term SOFR + 4.250% Floor 1.000% 03/24/2031	9.538%	250,000	250,470
Creative Artists Agency LLC(b),(l)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 11/27/2028	8.594%	349,125	350,462
Dotdash Meredith, Inc.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.429%	349,105	348,522
E.W. Scripps Co. (The)(b),(l)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/07/2028	8.458%	347,459	288,478
Playtika Holding Corp.(b),(l)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.208%	349,100	348,884
StubHub Holdco Sub LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	10.094%	225,009	224,658
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.708%	198,602	193,636
Total			2,354,759
Midstream 0.1%
CQP Holdco LP(b),(l)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 12/31/2030	7.589%	349,125	348,999
GIP Pilot Acquisition Partners LP(b),(l)
Term Loan
3-month Term SOFR + 2.500% 10/04/2030	7.827%	349,125	349,125
Oryx Midstream Services Permian Basin LLC(b),(l)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	8.441%	349,125	348,937
Whitewater DBR Holdco LLC(b),(l)
Term Loan
3-month Term SOFR + 2.750% 03/03/2031	8.085%	311,364	311,560
Total			1,358,621
Oil Field Services 0.0%
Goodnight Water Solutions Holdings LLC(b),(l)
Term Loan
3-month Term SOFR + 5.250% 06/04/2029	10.593%	88,462	88,019
Other Financial Institutions 0.0%
19th Holdings Golf LLC(b),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.678%	349,112	344,531
Freeport LNG Investments LLLP(b),(l)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.086%	397,949	397,284
IGT Holding IV AB/IFS(b),(l)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.972%	348,200	348,636
Total			1,090,451
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
Artera Services LLC(b),(l)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.835%	82,843	83,139
Brand Industrial Services, Inc.(b),(l)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.827%	16,625	16,671
KBR, Inc.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/17/2031	7.594%	423,938	425,739
Total			525,549
Other REIT 0.0%
Opry Entertainment(b),(l),(m)
Tranche B Term Loan
3-month Term SOFR + 3.750% 06/25/2031	8.835%	55,556	55,556
Packaging 0.0%
Anchor Packaging LLC(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/18/2029	9.094%	177,038	176,913
Charter Next Generation, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/01/2027	8.844%	299,227	299,550
Clydesdale Acquisition Holdings, Inc.(b),(l)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.119%	349,112	349,656
Pactiv Evergreen, Inc.(b),(l)
Tranche B4 Term Loan
3-month Term SOFR + 2.500% 09/24/2028	7.844%	350,000	350,147
Total			1,176,266
Pharmaceuticals 0.0%
Jazz Pharmaceuticals PLC(b),(l)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.458%	348,007	348,007
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Acrisure LLC (b),(l),(m)
Tranche B6 Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/06/2030	3.250%	146,319	146,045
AssuredPartners, Inc.(b),(l)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.844%	349,125	349,827
Asurion LLC(b),(l)
Tranche B9 Term Loan
1-month Term SOFR + 3.250% 07/31/2027	8.708%	348,200	341,891
Broadstreet Partners, Inc.(b),(l)
Tranche B Term Loan
3-month Term SOFR + 4.000% 01/27/2029	9.080%	349,125	347,990
Hub International Ltd.(b),(l)
Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 06/20/2030	8.575%	350,000	350,613
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(l)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	9.094%	348,237	348,188
Truist Insurance Holdings LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% 05/06/2031	8.585%	247,222	247,442
Total			2,131,996
Restaurants 0.0%
IRB Holding Corp.(b),(l)
Tranche B Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.194%	350,000	349,622
Whatabrands LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	8.094%	447,730	447,614
Total			797,236
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.0%
Great Outdoors Group LLC(b),(l)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.208%	397,954	397,333
Harbor Freight Tools USA, Inc.(b),(l)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	7.844%	198,456	197,758
PetSmart LLC(b),(l)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.194%	348,210	346,758
Total			941,849
Technology 0.3%
Adeia, Inc.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/08/2028	8.930%	323,732	323,327
Ascend Learning LLC(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.944%	778,050	776,937
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.194%	475,000	463,362
athenahealth Group, Inc.(b),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.594%	348,223	346,702
Barracuda Parent LLC(b),(l)
1st Lien Term Loan
6-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.814%	348,232	347,320
Boost Newco Borrower LLC(b),(l)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 01/31/2031	8.335%	350,000	349,951
Camelot US Acquisition LLC(b),(l)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	8.094%	349,125	349,561
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	8.585%	400,000	393,952
Cloud Software Group, Inc.(b),(l)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 03/30/2029	9.335%	448,727	448,054
Cloudera, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.194%	348,219	348,219
Cotiviti, Inc.(b),(l)
Term Loan
1-month Term SOFR + 3.250% 05/01/2031	8.579%	350,000	347,813
DCert Buyer, Inc.(b),(l)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.344%	263,333	233,445
Dun & Bradstreet Corp. (The)(b),(l)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.096%	350,000	350,000
Ellucian Holdings, Inc.(b),(l)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/09/2029	8.944%	347,716	349,020
Flash Charm, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.828%	349,100	346,220
Genesys Cloud Services Holdings I LLC(b),(l)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.208%	71,412	71,858
Greeneden US Holdings I LLC(b),(l)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.844%	23,017	23,116
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(l)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	9.085%	214,846	215,153
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idemia Group SAS(b),(l)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	9.585%	350,000	350,984
Indy US Bidco LLC(b),(l),(m)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	10.082%	150,000	149,937
Ingram Micro, Inc.(b),(l)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 06/30/2028	8.596%	312,766	313,939
Lummus Technology Holdings V LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.958%	177,948	178,519
McAfee Corp.(b),(l)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 03/01/2029	8.579%	349,112	348,295
Mitchell International, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	8.594%	188,374	186,490
Nielsen Consumer, Inc.(b),(l)
Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.594%	348,241	348,095
Open Text Corp.(b),(l)
Term Loan
1-month Term SOFR + 2.250% 01/31/2030	7.594%	223,775	224,643
Peraton Corp.(b),(l)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.194%	447,636	447,448
Presidio Holdings, Inc.(b),(l),(m)
Tranche B Berm Loan
3-month Term SOFR + 3.750% 06/27/2031	9.096%	154,920	154,920
Proofpoint, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	8.325%	348,234	348,367
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sovos Compliance LLC(b),(l)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.958%	348,216	345,169
UKG, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.250% 02/10/2031	8.576%	433,626	435,035
Ultra Clean Holdings, Inc.(b),(l)
Term Loan
3-month Term SOFR + 3.500% 02/25/2028	8.844%	153,342	153,725
Virtusa Corp.(b),(l)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	8.594%	195,400	195,705
Total			10,265,281
Transportation Services 0.0%
Brown Group Holding LLC(b),(l)
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/02/2029	8.335%	349,125	348,688
First Student Bidco, Inc.(b),(l)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.596%	191,289	191,241
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.596%	58,185	58,171
Total			598,100
Wireless 0.0%
Crown Subsea Communications Holdings, Inc.(b),(l)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 01/30/2031	10.080%	350,000	350,291
Total Senior Loans (Cost $48,212,349)			48,021,535

U.S. Treasury Obligations 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
08/15/2025	2.000%	30,000,000	29,003,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%	3,000,000	2,671,406
07/31/2028	1.000%	3,000,000	2,620,547
08/15/2045	2.875%	7,608,500	5,776,516
Total U.S. Treasury Obligations (Cost $41,583,278)			40,072,375

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $10,612,000)	8,178,280

Put Option Contracts Purchased 0.1%

(Cost $4,930,592)	2,101,223

Money Market Funds 9.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(n),(o)	326,678,738	326,580,734
Total Money Market Funds (Cost $326,591,410)		326,580,734
Total Investments in Securities (Cost: $3,904,619,444)		3,707,796,508
Other Assets & Liabilities, Net		(298,942,992)
Net Assets		3,408,853,516
At June 30, 2024, securities and/or cash totaling $42,084,503 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,493,000 EUR	4,897,685 USD	Citi	07/19/2024	81,934	—
7,231,100 USD	6,744,000 EUR	Wells Fargo	07/19/2024	—	(2,651)
Total				81,934	(2,651)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,746	09/2024	USD	521,985,844	3,493,977	—
U.S. Treasury 2-Year Note	1,241	09/2024	USD	253,435,469	666,742	—
U.S. Treasury 5-Year Note	5,266	09/2024	USD	561,240,406	3,696,548	—
U.S. Treasury Ultra 10-Year Note	132	09/2024	USD	14,986,125	137,910	—
U.S. Treasury Ultra Bond	900	09/2024	USD	112,809,375	1,219,006	—
U.S. Treasury Ultra Bond	322	09/2024	USD	40,360,688	—	(721,145)
Total					9,214,183	(721,145)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(1,351)	09/2024	EUR	(177,818,620)	—	(2,552,873)
U.S. Long Bond	(520)	09/2024	USD	(61,522,500)	—	(703,956)
Total					—	(3,256,829)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	70,000,000	70,000,000	3.80	04/10/2025	2,149,000	1,983,457
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	50,000,000	50,000,000	4.00	11/06/2024	1,500,000	1,258,385
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	3.75	11/29/2024	3,170,000	1,717,030
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.80	09/20/2024	1,285,000	572,340
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	120,000,000	120,000,000	4.00	05/07/2025	2,508,000	2,647,068
Total							10,612,000	8,178,280

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	30,000,000	30,000,000	4.50	04/25/2025	736,500	351,945
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	4.50	04/16/2025	1,177,500	571,755
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	186,000,000	186,000,000	4.50	10/07/2024	964,038	433,027
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	175,000,000	175,000,000	4.50	10/02/2024	848,750	384,247
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	141,624,000	141,624,000	4.50	10/15/2024	1,203,804	360,249
Total							4,930,592	2,101,223

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	1,243,376	(3,000)	2,198,382	—	—	(958,006)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	1,647,118	(2,600)	2,071,881	—	—	(427,363)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	511,165	(1,233)	542,037	—	—	(32,105)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	3,259,017	(5,667)	664,063	—	2,589,287	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	511,165	(1,233)	119,837	—	390,095	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	766,827	(1,333)	223,514	—	541,980	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,359,732	(2,583)	1,763,619	—	—	(406,470)
Total							9,298,400	(17,649)	7,583,333	—	3,521,362	(1,823,944)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	51,705,790	246,405	—	—	246,405	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.315	USD	10,000,000	(1,917,068)	3,333	—	(2,073,080)	159,345	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.315	USD	10,000,000	(1,917,069)	3,333	—	(1,605,878)	—	(307,858)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	37.916	USD	10,000,000	(999,773)	3,333	—	(1,968,889)	972,449	—
Total								(4,833,910)	9,999	—	(5,647,847)	1,131,794	(307,858)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $1,401,015,184, which represents 41.10% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2024.

(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2024:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
07/15/2054 3.000%	(75,000,000)	07/15/2024	(64,406,250)	(63,791,016)

(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(l)
The stated interest rate represents the weighted average interest rate at June 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	211,498,777	661,311,558	(546,214,879)	(14,722)	326,580,734	(9,324)	5,707,602	326,678,738
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	90,724	—	90,724
Asset-Backed Securities - Non-Agency	—	668,964,619	—	668,964,619
Commercial Mortgage-Backed Securities - Non-Agency	—	121,354,163	—	121,354,163
Convertible Bonds	—	428,531	—	428,531
Corporate Bonds & Notes	—	649,447,269	—	649,447,269
Foreign Government Obligations	—	60,457,887	—	60,457,887
Residential Mortgage-Backed Securities - Agency	—	1,323,863,779	—	1,323,863,779
Residential Mortgage-Backed Securities - Non-Agency	—	439,952,675	18,282,714	458,235,389
Senior Loans	—	48,021,535	—	48,021,535
U.S. Treasury Obligations	—	40,072,375	—	40,072,375
Call Option Contracts Purchased	—	8,178,280	—	8,178,280
Put Option Contracts Purchased	—	2,101,223	—	2,101,223
Money Market Funds	326,580,734	—	—	326,580,734
Total Investments in Securities	326,580,734	3,362,933,060	18,282,714	3,707,796,508
Forward Sale Commitments	—	(63,791,016)	—	(63,791,016)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	81,934	—	81,934
Futures Contracts	9,214,183	—	—	9,214,183
Swap Contracts	—	4,899,561	—	4,899,561
Liability
Forward Foreign Currency Exchange Contracts	—	(2,651)	—	(2,651)
Futures Contracts	(3,977,974)	—	—	(3,977,974)
Swap Contracts	—	(2,131,802)	—	(2,131,802)
Total	331,816,943	3,301,989,086	18,282,714	3,652,088,743
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,562,485,442)	$3,370,936,271
Affiliated issuers (cost $326,591,410)	326,580,734
Option contracts purchased (cost $15,542,592)	10,279,503
Cash	783,951
Cash collateral held at broker for:
Swap contracts	150,000
TBA	563,000
Margin deposits on:
Swap contracts	2,783,284
Unrealized appreciation on forward foreign currency exchange contracts	81,934
Unrealized appreciation on swap contracts	4,653,156
Upfront payments on swap contracts	7,583,333
Receivable for:
Investments sold	4,049,890
Investments sold on a delayed delivery basis	65,555,052
Capital shares sold	28,779
Dividends	1,002,648
Interest	19,955,323
Foreign tax reclaims	4,412
Variation margin for futures contracts	1,127,678
Variation margin for swap contracts	24,668
Prepaid expenses	14,008
Total assets	3,816,157,624
Liabilities
Forward sale commitments, at value (proceeds receivable $64,406,250)	63,791,016
Unrealized depreciation on forward foreign currency exchange contracts	2,651
Unrealized depreciation on swap contracts	2,131,802
Upfront receipts on swap contracts	5,647,847
Payable for:
Investments purchased	6,922,224
Investments purchased on a delayed delivery basis	323,651,896
Capital shares redeemed	499,664
Variation margin for futures contracts	3,908,767
Interest on forward sale commitments	87,500
Management services fees	44,481
Distribution and/or service fees	1,975
Service fees	24,976
Compensation of chief compliance officer	307
Compensation of board members	5,711
Other expenses	69,618
Deferred compensation of board members	513,673
Total liabilities	407,304,108
Net assets applicable to outstanding capital stock	$3,408,853,516
Represented by
Paid in capital	3,949,833,471
Total distributable earnings (loss)	(540,979,955)
Total - representing net assets applicable to outstanding capital stock	$3,408,853,516
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Statement of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)
Class 1
Net assets	$2,928,328,697
Shares outstanding	342,334,169
Net asset value per share	$8.55
Class 2
Net assets	$95,091,981
Shares outstanding	11,180,411
Net asset value per share	$8.51
Class 3
Net assets	$385,432,838
Shares outstanding	45,031,697
Net asset value per share	$8.56
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$5,707,602
Interest	85,034,982
Interfund lending	2,344
Foreign taxes withheld	(14,393)
Total income	90,730,535
Expenses:
Management services fees	8,019,816
Distribution and/or service fees
Class 2	114,322
Class 3	241,857
Service fees	152,526
Custodian fees	26,680
Printing and postage fees	28,243
Accounting services fees	25,720
Legal fees	23,903
Interest on collateral	352,390
Compensation of chief compliance officer	302
Compensation of board members	23,574
Deferred compensation of board members	68,016
Other	26,719
Total expenses	9,104,068
Net investment income	81,626,467
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(21,162,767)
Investments — affiliated issuers	(9,324)
Foreign currency translations	4,776
Forward foreign currency exchange contracts	15,213
Futures contracts	(14,251,957)
Option contracts purchased	(1,661,250)
Option contracts written	698,395
Swap contracts	(7,194,316)
Net realized loss	(43,561,230)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(18,528,814)
Investments — affiliated issuers	(14,722)
Foreign currency translations	(1,953)
Forward sale commitments	615,234
Forward foreign currency exchange contracts	165,974
Futures contracts	(32,674,169)
Option contracts purchased	(6,725,854)
Option contracts written	725,311
Swap contracts	4,162,832
Net change in unrealized appreciation (depreciation)	(52,276,161)
Net realized and unrealized loss	(95,837,391)
Net decrease in net assets resulting from operations	$(14,210,924)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$81,626,467	$159,310,502
Net realized loss	(43,561,230)	(205,583,378)
Net change in unrealized appreciation (depreciation)	(52,276,161)	250,049,488
Net increase (decrease) in net assets resulting from operations	(14,210,924)	203,776,612
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(67,970,205)
Class 2	—	(1,662,329)
Class 3	—	(8,767,623)
Total distributions to shareholders	—	(78,400,157)
Decrease in net assets from capital stock activity	(29,256,709)	(44,927,321)
Total increase (decrease) in net assets	(43,467,633)	80,449,134
Net assets at beginning of period	3,452,321,149	3,371,872,015
Net assets at end of period	$3,408,853,516	$3,452,321,149

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	850,334	7,204,661	1,897,512	15,825,629
Distributions reinvested	—	—	8,258,834	67,970,205
Shares redeemed	(3,281,433)	(27,895,395)	(16,449,614)	(134,920,303)
Net decrease	(2,431,099)	(20,690,734)	(6,293,268)	(51,124,469)
Class 2
Shares sold	1,226,124	10,325,654	2,763,364	22,990,759
Distributions reinvested	—	—	202,723	1,662,329
Shares redeemed	(559,741)	(4,710,381)	(659,404)	(5,393,726)
Net increase	666,383	5,615,273	2,306,683	19,259,362
Class 3
Shares sold	473,633	4,002,959	938,880	7,930,527
Distributions reinvested	—	—	1,062,742	8,767,623
Shares redeemed	(2,144,519)	(18,184,207)	(3,584,977)	(29,760,364)
Net decrease	(1,670,886)	(14,181,248)	(1,583,355)	(13,062,214)
Total net decrease	(3,435,602)	(29,256,709)	(5,569,940)	(44,927,321)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

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Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$8.59	0.21	(0.25)	(0.04)	—	—	—
Year Ended 12/31/2023	$8.27	0.39	0.13	0.52	(0.20)	—	(0.20)
Year Ended 12/31/2022	$10.31	0.31	(2.05)	(1.74)	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2021	$11.53	0.31	(0.32)	(0.01)	(0.38)	(0.83)	(1.21)
Year Ended 12/31/2020	$10.66	0.35	0.98	1.33	(0.33)	(0.13)	(0.46)
Year Ended 12/31/2019	$10.08	0.36	0.57	0.93	(0.35)	—	(0.35)
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$8.55	0.19	(0.23)	(0.04)	—	—	—
Year Ended 12/31/2023	$8.24	0.37	0.11	0.48	(0.17)	—	(0.17)
Year Ended 12/31/2022	$10.26	0.28	(2.03)	(1.75)	(0.26)	(0.01)	(0.27)
Year Ended 12/31/2021	$11.48	0.28	(0.32)	(0.04)	(0.35)	(0.83)	(1.18)
Year Ended 12/31/2020	$10.62	0.32	0.97	1.29	(0.30)	(0.13)	(0.43)
Year Ended 12/31/2019	$10.04	0.33	0.57	0.90	(0.32)	—	(0.32)
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$8.60	0.20	(0.24)	(0.04)	—	—	—
Year Ended 12/31/2023	$8.28	0.38	0.13	0.51	(0.19)	—	(0.19)
Year Ended 12/31/2022	$10.32	0.30	(2.05)	(1.75)	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2021	$11.54	0.30	(0.33)	(0.03)	(0.36)	(0.83)	(1.19)
Year Ended 12/31/2020	$10.67	0.34	0.97	1.31	(0.31)	(0.13)	(0.44)
Year Ended 12/31/2019	$10.09	0.35	0.56	0.91	(0.33)	—	(0.33)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Class 1	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 2	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 3	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$8.55	(0.47% )	0.52% (c)	0.52% (c)	4.86%	92%	$2,928,329
Year Ended 12/31/2023	$8.59	6.34%	0.51% (c)	0.51% (c)	4.74%	248%	$2,960,855
Year Ended 12/31/2022	$8.27	(17.06% )	0.50% (c)	0.50% (c)	3.41%	165%	$2,904,351
Year Ended 12/31/2021	$10.31	(0.24% )	0.49% (c)	0.49% (c)	2.81%	204%	$3,734,781
Year Ended 12/31/2020	$11.53	12.58%	0.49% (c)	0.49% (c)	3.16%	312%	$4,108,990
Year Ended 12/31/2019	$10.66	9.25%	0.49% (c)	0.49% (c)	3.46%	256%	$4,074,589
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$8.51	(0.47% )	0.77% (c)	0.77% (c)	4.62%	92%	$95,092
Year Ended 12/31/2023	$8.55	5.96%	0.76% (c)	0.76% (c)	4.52%	248%	$89,892
Year Ended 12/31/2022	$8.24	(17.20% )	0.75% (c)	0.75% (c)	3.17%	165%	$67,593
Year Ended 12/31/2021	$10.26	(0.49% )	0.74% (c)	0.74% (c)	2.56%	204%	$80,859
Year Ended 12/31/2020	$11.48	12.28%	0.74% (c)	0.74% (c)	2.93%	312%	$74,775
Year Ended 12/31/2019	$10.62	9.03%	0.74% (c)	0.74% (c)	3.19%	256%	$53,012
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$8.56	(0.47% )	0.64% (c)	0.64% (c)	4.74%	92%	$385,433
Year Ended 12/31/2023	$8.60	6.19%	0.63% (c)	0.63% (c)	4.61%	248%	$401,573
Year Ended 12/31/2022	$8.28	(17.17% )	0.62% (c)	0.62% (c)	3.28%	165%	$399,928
Year Ended 12/31/2021	$10.32	(0.35% )	0.61% (c)	0.61% (c)	2.69%	204%	$543,892
Year Ended 12/31/2020	$11.54	12.45%	0.61% (c)	0.61% (c)	3.04%	312%	$597,217
Year Ended 12/31/2019	$10.67	9.12%	0.61% (c)	0.61% (c)	3.33%	256%	$532,441
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	4,899,561 *
Credit risk	Upfront payments on swap contracts	7,583,333
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	81,934
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	9,214,183 *
Interest rate risk	Investments, at value — Option contracts purchased	10,279,503
Total		32,058,514

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,131,802 *
Credit risk	Upfront receipts on swap contracts	5,647,847
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,651
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,977,974 *
Total		11,760,274

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(7,194,316)	(7,194,316)
Foreign exchange risk	15,213	—	—	—	—	15,213
Interest rate risk	—	(14,251,957)	(1,661,250)	698,395	—	(15,214,812)
Total	15,213	(14,251,957)	(1,661,250)	698,395	(7,194,316)	(22,393,915)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	4,162,832	4,162,832
Foreign exchange risk	165,974	—	—	—	—	165,974
Interest rate risk	—	(32,674,169)	(6,725,854)	725,311	—	(38,674,712)
Total	165,974	(32,674,169)	(6,725,854)	725,311	4,162,832	(34,345,906)

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,499,196,883
Futures contracts — short	468,814,199
Credit default swap contracts — buy protection	150,572,981
Credit default swap contracts — sell protection	30,192,308

Derivative instrument	Average value ($)
Option contracts purchased	8,677,430
Option contracts written	(55,811)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	36,158	(24,407)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	24,668	-	24,668
Forward foreign currency exchange contracts	81,934	-	-	-	-	-	-	81,934
Call option contracts purchased	2,555,797	-	-	-	5,622,483	-	-	8,178,280
Put option contracts purchased	784,972	-	571,755	-	744,496	-	-	2,101,223
OTC credit default swap contracts (c)	-	4,270,263	542,037	3,922,627	3,501,562	-	-	12,236,489
Total assets	3,422,703	4,270,263	1,113,792	3,922,627	9,868,541	24,668	-	22,622,594
Liabilities
Forward foreign currency exchange contracts	-	-	-	-	-	-	2,651	2,651
OTC credit default swap contracts (c)	-	1,385,369	32,105	3,986,816	2,375,359	-	-	7,779,649
Total liabilities	-	1,385,369	32,105	3,986,816	2,375,359	-	2,651	7,782,300
Total financial and derivative net assets	3,422,703	2,884,894	1,081,687	(64,189)	7,493,182	24,668	(2,651)	14,840,294
Total collateral received (pledged) (d)	3,422,703	2,837,000	1,081,687	(64,189)	7,493,182	-	(2,651)	14,767,732
Net amount (e)	-	47,894	-	-	-	24,668	-	72,562

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2024 through April 30, 2025 (%)	Prior to May 1, 2024 (%)
Class 1	0.53	0.55
Class 2	0.78	0.80
Class 3	0.655	0.675
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,906,555,000	37,985,000	(226,110,000)	(188,125,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(200,894,058)	(297,860,584)	(498,754,642)

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,226,197,337 and $3,464,499,868, respectively, for the six months ended June 30, 2024, of which $2,439,684,384 and $2,516,356,152, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,309,091	5.86	11
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 99.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Intermediate Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

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Columbia Variable Portfolio – Intermediate Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7012_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024